Schedule of lease liabilities non-current and current (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Current (within trade and other payables, Note 17)	€ 188	€ 170
Non-current	248	281
Total lease liabilities	€ 436	€ 451